14. Property and equipment (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	R$ 9,138	R$ 9,182
Additions	1,898	1,367
Depreciation	(751)	(701)
Write-offs	(421)	(536)
Transfers	0	(13)
Assets held for sale and discontinued operations	(214)	(161)
Property and equipment, ending	9,650	9,138
Finance lease
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	35	43
Additions	0	0
Depreciation	(5)	(7)
Write-offs	(1)	0
Transfers	0	(1)
Assets held for sale and discontinued operations	0	0
Property and equipment, ending	29	35
Land
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	1,362	1,414
Additions	46	0
Depreciation	0	0
Write-offs	(56)	(31)
Transfers	13	(21)
Assets held for sale and discontinued operations	1	0
Property and equipment, ending	1,366	1,362
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	1,770	1,856
Additions	175	113
Depreciation	(57)	(59)
Write-offs	(71)	(225)
Transfers	(46)	85
Assets held for sale and discontinued operations	2	0
Property and equipment, ending	1,773	1,770
Buildings | Finance lease
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	20	20
Additions	0	0
Depreciation	0	0
Write-offs	0	0
Transfers	0	0
Assets held for sale and discontinued operations	0	0
Property and equipment, ending	20	20
Leasehold Improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	3,492	3,284
Additions	479	295
Depreciation	(292)	(254)
Write-offs	(124)	(156)
Transfers	361	342
Assets held for sale and discontinued operations	(73)	(19)
Property and equipment, ending	3,843	3,492
Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	1,262	1,340
Additions	182	158
Depreciation	(235)	(234)
Write-offs	(79)	(77)
Transfers	292	118
Assets held for sale and discontinued operations	(114)	(43)
Property and equipment, ending	1,308	1,262
Facilities
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	487	433
Additions	76	109
Depreciation	(54)	(46)
Write-offs	(20)	(20)
Transfers	27	5
Assets held for sale and discontinued operations	(15)	6
Property and equipment, ending	501	487
Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	540	543
Additions	92	55
Depreciation	(84)	(79)
Write-offs	(26)	(14)
Transfers	116	60
Assets held for sale and discontinued operations	(43)	(25)
Property and equipment, ending	595	540
Furniture and fixtures | Finance lease
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	4	6
Additions	0	0
Depreciation	(1)	(2)
Write-offs	0	0
Transfers	0	0
Assets held for sale and discontinued operations	0	0
Property and equipment, ending	3	4
Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	1	2
Additions	0	0
Depreciation	(1)	(1)
Write-offs	(30)	(6)
Transfers	1	5
Assets held for sale and discontinued operations	30	1
Property and equipment, ending	1	1
Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	126	204
Additions	809	596
Depreciation	0	0
Write-offs	(13)	(4)
Transfers	(755)	(595)
Assets held for sale and discontinued operations	9	(75)
Property and equipment, ending	176	126
Other
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	63	63
Additions	39	41
Depreciation	(23)	(21)
Write-offs	(1)	(3)
Transfers	(9)	(11)
Assets held for sale and discontinued operations	(11)	(6)
Property and equipment, ending	58	63
Total property and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	9,103	9,139
Additions	1,898	1,367
Depreciation	(746)	(694)
Write-offs	(420)	(536)
Transfers	0	(12)
Assets held for sale and discontinued operations	(214)	(161)
Property and equipment, ending	9,621	9,103
Equipment | Finance lease
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	6	9
Additions	0	0
Depreciation	(2)	(2)
Write-offs	(1)	0
Transfers	0	(1)
Assets held for sale and discontinued operations	0	0
Property and equipment, ending	3	6
IT equipment | Finance lease
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, beginning	5	8
Additions	0	0
Depreciation	(2)	(3)
Write-offs	0	0
Transfers	0	0
Assets held for sale and discontinued operations	0	0
Property and equipment, ending	R$ 3	R$ 5